Condensed Statement of Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Other Additional Capital [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018			$ 6,064	$ 11,646,932	$ (28,653,206)	$ (17,000,210)
Beginning Balance, shares at Dec. 31, 2018			60,639,308
Issuance of preferred shares for services		20,000				20,000
Issuance of preferred shares for services (in Shares)	1,000
Redemption of preferred shares		(20,000)				(20,000)
Redemption of preferred shares (in Shares)	(1,000)
Issuance of common shares for converted promissory notes and accrued interest			$ 7,327	654,807		662,134
Issuance of common shares for converted promissory notes and accrued interest (in Shares)			73,273,212
Net Income					4,122,365	4,122,365
Ending balance, value at Dec. 31, 2019			$ 13,391	12,301,739	(24,530,841)	(12,215,711)
Ending balance, shares at Dec. 31, 2019			133,912,520
Issuance of common shares for converted promissory notes and accrued interest			$ 14,882	398,852		413,734
Issuance of common shares for converted promissory notes and accrued interest, shares			148,822,552
Net Income					(931,259)	(931,259)
Ending balance, value at Jun. 30, 2020			$ 28,273	12,700,591	(25,462,100)	(12,733,236)
Ending balance, shares at Jun. 30, 2020			282,735,072
Beginning balance, value at Dec. 31, 2019			$ 13,391	12,301,739	(24,530,841)	(12,215,711)
Beginning Balance, shares at Dec. 31, 2019			133,912,520
Issuance of common shares for converted promissory notes and accrued interest			$ 32,229	813,254		845,483
Issuance of common shares for converted promissory notes and accrued interest (in Shares)			322,286,009
Net Income					(140,544,660)	(140,544,660)
Ending balance, value at Dec. 31, 2020			$ 45,620	13,114,993	(165,075,501)	(151,914,888)
Ending balance, shares at Dec. 31, 2020			456,198,529
Issuance of common shares for cash			$ 17,833	8,763,868		8,781,701
Issuance of common shares for cash, shares			178,333,334
Issuance of common shares for converted promissory notes and accrued interest			$ 2,196	203,779		205,975
Issuance of common shares for converted promissory notes and accrued interest, shares			21,964,188
Issuance of preferred shares for services			$ 100	149,700		149,800
Issuance of preferred shares for services (in Shares)			1,000,000
Issuance of preferred shares in exchange for fair value of convertible notes	$ 3			85,555,201		85,555,204
Issuance of preferred shares in exchange for fair value of convertible notes, shares	34,853
Issuance of common shares for conversion of preferred stock			$ 2,800	(2,800)
Issuance of common shares for conversion of preferred stock, shares	(392)		28,000,000
Stock compensation cost				17,813,834		17,813,834
Issuance of common stock warrants deemed dividends				5,983,504	(5,983,504)
Net Income					47,114,733	47,114,733
Ending balance, value at Jun. 30, 2021	$ 3		$ 68,549	$ 131,582,079	$ (123,944,272)	$ 7,706,359
Ending balance, shares at Jun. 30, 2021	34,461		685,496,051